Segment Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Segment Reporting Information [Line Items]
Non-cash earthquake related impairment charges and expenses	¥ 4,429
Bargain purchase gain recognized	2,543
Health & Fitness [Member]
Segment Reporting Information [Line Items]
Non-cash earthquake related impairment charges and expenses	4,358
Pachinko & Pachinko Slot Machines [Member]
Segment Reporting Information [Line Items]
Non-cash earthquake related impairment charges and expenses	71
Bargain purchase gain recognized	¥ 2,543